Average Annual Total Returns{- Fidelity® Series Small Cap Opportunities Fund} - 07.31 Fidelity Series Small Cap Opportunities Fund Series PRO-10 - Fidelity® Series Small Cap Opportunities Fund	Fidelity Series Small Cap Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Series Small Cap Opportunities Fund-Default Return Before Taxes Past 5 years	Fidelity Series Small Cap Opportunities Fund-Default Return Before Taxes Past 10 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	23.67%	14.24%	13.20%	14.32%	10.69%	10.69%	16.76%	10.33%	10.14%	14.82%	12.02%	13.23%